UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street U.S. Core Equity Fund

SSAQX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the State Street U.S. Core Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Core Equity Fund	$7	0.14%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$5,217,030,040
  Number of Portfolio Holdings95
  Portfolio Turnover Rate20%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors	10.3%
Interactive Media & Services	7.8%
Systems Software	7.7%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.1%
Broadline Retail	4.4%
Diversified Banks	3.8%
Transaction & Payment Processing Services	3.4%
Application Software	2.5%
Life Sciences Tools & Services	2.4%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.5%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.1%
Visa, Inc., Class A	2.0%
Johnson & Johnson	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SSAQX

State Street Income Fund

SSASX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the State Street Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Income Fund	$10	0.21%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$921,415,236
  Number of Portfolio Holdings1,307
  Portfolio Turnover Rate14%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Security Type

Asset	%
U.S. Treasuries	31.5%
Corporate Notes	31.4%
Agency Mortgage Backed	28.9%
Short-Term Investments	20.0%
Non-Agency Collateralized Mortgage Obligations	5.6%
Agency Collateralized Mortgage Obligations	0.7%
Municipal Bonds and Notes	0.2%

Top Ten Holdings

Holdings	%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 04/01/55	4.9%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 04/01/55	4.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 04/01/55	3.8%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 04/01/55	2.8%
U.S. Treasury Notes, 4.63%, due 05/31/31	2.6%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.6%
U.S. Treasury Notes, 4.25%, due 12/31/25	2.4%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.3%
U.S. Treasury Notes, 3.50%, due 04/30/28	2.2%
U.S. Treasury Notes, 4.00%, due 07/31/29	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SSASX

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the Registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
March 31, 2025
State Street Institutional Investment Trust
State Street U.S. Core Equity Fund
State Street Income Fund

State Street Institutional Investment Trust
Semi-Annual Financial Statements and Other Information
March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

[This page intentionally left blank]

State Street U.S. Core Equity Fund
Schedule of Investments — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.4% †
Aerospace & Defense - 0.6%
RTX Corp.	240,158	$31,811,329
Apparel Retail - 0.2%
Ross Stores, Inc.	90,654	11,584,675
Application Software - 2.5%
Adobe, Inc. (a)	113,718	43,614,265
Intuit, Inc.	24,724	15,180,289
Salesforce, Inc.	109,100	29,278,076
Synopsys, Inc. (a)	97,737	41,914,512
		129,987,142
Automobile Manufacturers - 1.0%
General Motors Co.	579,662	27,261,504
Tesla, Inc. (a)	99,248	25,721,112
		52,982,616
Automotive Retail - 0.7%
O'Reilly Automotive, Inc. (a)	24,868	35,625,399
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc. (a)	123,993	8,765,065
Vertex Pharmaceuticals, Inc. (a)	82,528	40,011,225
		48,776,290
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	1,213,531	230,886,408
Building Products - 0.5%
Trane Technologies PLC	85,732	28,884,825
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	73,895	35,331,416
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp. (b)	18,949	17,921,585
Walmart, Inc.	538,944	47,313,894
		65,235,479
Data Processing & Outsourced Services - 1.0%
Broadridge Financial Solutions, Inc.	212,415	51,502,141
Diversified Banks - 3.8%
Bank of America Corp.	1,991,297	83,096,824
	Number of Shares	Fair Value
JPMorgan Chase & Co.	472,208	$115,832,622
		198,929,446
Electric Utilities - 1.2%
NextEra Energy, Inc.	865,187	61,333,106
Electrical Components & Equipment - 1.7%
Eaton Corp. PLC	105,604	28,706,335
Emerson Electric Co.	528,164	57,907,901
		86,614,236
Electronic Components - 0.3%
Amphenol Corp., Class A	205,237	13,461,495
Environmental & Facilities Services - 1.8%
Tetra Tech, Inc.	858,021	25,097,114
Waste Management, Inc.	302,391	70,006,541
		95,103,655
Financial Exchanges & Data - 2.3%
CME Group, Inc.	97,968	25,989,931
Intercontinental Exchange, Inc.	153,505	26,479,613
S&P Global, Inc.	131,433	66,781,107
		119,250,651
Healthcare Equipment - 2.2%
Abbott Laboratories	204,087	27,072,140
Becton Dickinson & Co.	272,462	62,410,146
IDEXX Laboratories, Inc. (a)	55,807	23,436,150
		112,918,436
Home Improvement Retail - 2.0%
Home Depot, Inc.	263,817	96,686,292
Lowe's Cos., Inc.	43,368	10,114,719
		106,801,011
Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	60,216	7,071,767
Industrial Gases - 1.4%
Linde PLC	162,636	75,729,827
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	108,675	66,058,099
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	70,813	17,280,496

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	1

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 1.7%
Chevron Corp.	205,011	$34,296,290
Exxon Mobil Corp.	445,629	52,998,657
		87,294,947
Interactive Media & Services - 7.8%
Alphabet, Inc., Class A	1,272,781	196,822,854
Alphabet, Inc., Class C	178,181	27,837,217
Meta Platforms, Inc., Class A	319,811	184,326,268
		408,986,339
Investment Banking & Brokerage - 0.7%
Goldman Sachs Group, Inc.	68,137	37,222,562
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	52,437	16,362,442
Life Sciences Tools & Services - 2.4%
Danaher Corp.	115,849	23,749,045
IQVIA Holdings, Inc. (a)	239,465	42,217,679
Thermo Fisher Scientific, Inc.	115,336	57,391,194
		123,357,918
Managed Healthcare - 1.3%
Elevance Health, Inc.	42,678	18,563,223
UnitedHealth Group, Inc.	91,960	48,164,050
		66,727,273
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	30,786	28,708,869
Walt Disney Co.	234,136	23,109,223
		51,818,092
Multi-Line Insurance - 0.2%
American International Group, Inc.	126,765	11,020,949
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc., Class B (a)	147,247	78,420,807
Multi-Utilities - 0.7%
CMS Energy Corp.	191,104	14,353,822
Sempra	347,090	24,768,342
		39,122,164
Oil & Gas Equipment & Services - 0.3%
Schlumberger NV	330,064	13,796,675
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 1.1%
ConocoPhillips	542,005	$56,921,365
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	124,264	8,431,312
Passenger Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	871,611	63,505,578
Personal Care Products - 1.1%
Kenvue, Inc.	2,424,702	58,144,354
Pharmaceuticals - 5.1%
AstraZeneca PLC ADR	354,232	26,036,052
Eli Lilly & Co.	81,310	67,154,742
Johnson & Johnson	584,830	96,988,207
Merck & Co., Inc.	825,383	74,086,378
		264,265,379
Property & Casualty Insurance - 1.5%
Chubb Ltd.	176,461	53,289,457
Progressive Corp.	92,266	26,112,201
		79,401,658
Rail Transportation - 0.6%
Union Pacific Corp.	124,476	29,406,210
Real Estate Services - 0.6%
CBRE Group, Inc., Class A (a)	223,818	29,270,918
Regional Banks - 0.3%
Regions Financial Corp.	663,786	14,424,070
Restaurants - 0.6%
McDonald's Corp.	94,800	29,612,676
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	320,000	46,438,400
ASML Holding NV NY Reg Shrs	14,815	9,816,863
		56,255,263
Semiconductors - 10.3%
Advanced Micro Devices, Inc. (a)(b)	197,256	20,266,082
Broadcom, Inc.	656,449	109,909,256
NVIDIA Corp.	3,216,650	348,620,527
ON Semiconductor Corp. (a)	749,768	30,508,060

See Notes to Schedules of Investments and Notes to Financial Statements.
2	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Texas Instruments, Inc.	168,783	$30,330,305
		539,634,230
Soft Drinks & Non-alcoholic Beverages - 1.0%
Monster Beverage Corp. (a)	380,080	22,242,281
PepsiCo, Inc.	196,870	29,518,688
		51,760,969
Specialty Chemicals - 0.4%
Ecolab, Inc.	48,176	12,213,580
International Flavors & Fragrances, Inc.	97,843	7,593,595
		19,807,175
Systems Software - 7.7%
Microsoft Corp.	922,163	346,170,768
Oracle Corp.	185,354	25,914,343
ServiceNow, Inc. (a)	35,826	28,522,512
		400,607,623
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	1,438,606	319,557,551
Telecom Tower REITs - 1.3%
American Tower Corp.	310,389	67,540,646
Tobacco - 1.0%
Philip Morris International, Inc.	317,229	50,353,759
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	98,200	61,541,940
	Number of Shares	Fair Value
WW Grainger, Inc.	19,084	$18,851,748
		80,393,688
Transaction & Payment Processing Services - 3.4%
Fidelity National Information Services, Inc.	208,932	15,603,042
Mastercard, Inc., Class A (b)	102,368	56,109,948
Visa, Inc., Class A	301,718	105,740,090
		177,453,080
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	63,229	16,863,807
Total Common Stock (Cost $3,313,218,560)		5,030,901,424
Short-Term Investments - 3.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (c)(d) (Cost $185,248,878)	185,248,878	185,248,878
Total Investments (Cost $3,498,467,438)		5,216,150,302
Other Assets and Liabilities, net - 0.0%*		879,738
NET ASSETS - 100.0%		$5,217,030,040

Other Information:
The Fund had the following long futures contracts open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2025	319	$90,511,579	$90,168,526	$(343,053)
During the period ended March 31, 2025, the average notional value related to long and short futures contracts were $64,006,566 and $5,740,664, respectively.
(a)	Non-income producing security.
(b)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	3

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
*	Less than 0.05%.
†	Percentages are based on net assets as of March 31, 2025.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$5,030,901,424	$—	$—	$5,030,901,424
Short-Term Investments	185,248,878	—	—	185,248,878
Total Investments in Securities	$5,216,150,302	$—	$—	$5,216,150,302
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(343,053)	$—	$—	$(343,053)
Total Other Financial Instruments	$(343,053)	$—	$—	$(343,053)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	71,047,184	$71,047,184	$611,864,564	$497,662,870	$—	$—	185,248,878	$185,248,878	$3,031,212
See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street U.S. Core Equity Fund

State Street Income Fund
Schedule of Investments — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.3% †
U.S. Treasuries - 31.5%
U.S. Treasury Bonds
2.25%, 08/15/46	$10,764,500	$7,237,444
3.00%, 08/15/48	23,483,800	17,829,341
4.13%, 08/15/53	12,391,400	11,419,449
4.38%, 08/15/43	11,595,000	11,301,501
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	16,023,042	16,250,870
1.88%, 07/15/34	23,726,917	23,947,502
U.S. Treasury Notes
0.25%, 07/31/25 (a)	13,877,300	13,690,282
0.75%, 01/31/28 (a)	14,407,900	13,203,490
1.63%, 05/15/31 (a)	5,702,800	4,961,882
2.63%, 02/15/29 (a)	8,167,100	7,789,372
3.50%, 04/30/28 (a)	20,411,600	20,175,591
3.88%, 08/15/33 (a)	21,399,900	20,975,246
4.00%, 07/31/29 (a)	18,816,000	18,864,510
4.13%, 02/15/27 - 07/31/31 (a)	15,367,000	15,424,096
4.25%, 10/15/25 - 11/15/34 (a)	30,630,400	30,652,185
4.50%, 05/15/27 (a)	6,395,300	6,471,244
4.63%, 09/30/28 - 05/31/31 (a)	39,806,300	40,940,750
5.00%, 09/30/25 (a)	9,053,400	9,086,643
		290,221,398
Agency Mortgage Backed - 28.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	23,363,563	20,828,193
4.50%, 06/01/33 - 02/01/35	9,903	9,906
5.00%, 07/01/35	175,618	177,400
5.50%, 01/01/38 - 04/01/39	283,820	292,595
6.00%, 06/01/33 - 11/01/37	587,658	614,883
6.50%, 07/01/29	3,868	3,902
7.00%, 01/01/27 - 08/01/36	123,300	132,152
7.50%, 01/01/28 - 09/01/33	11,054	11,412
8.00%, 11/01/30	829	857
8.50%, 04/01/30	1,964	2,117
Federal National Mortgage Association
2.50%, 03/01/51	10,238,297	8,521,070
3.00%, 03/01/50	4,234,781	3,720,300
3.50%, 08/01/45 - 01/01/48	9,538,892	8,763,825
4.00%, 01/01/41 - 01/01/50	10,629,579	10,091,223
4.50%, 07/01/33 - 12/01/48	5,070,995	4,973,612
5.00%, 03/01/34 - 05/01/39	454,351	457,961
	Principal Amount	Fair Value
5.50%, 12/01/32 - 01/01/39	$1,527,894	$1,572,802
6.00%, 02/01/33 - 05/01/41	2,692,529	2,799,399
6.50%, 02/01/29 - 08/01/36	76,039	79,918
7.00%, 10/01/32 - 12/01/33	16,678	17,723
7.50%, 12/01/26 - 03/01/33	41,797	43,485
8.00%, 11/01/25 - 10/01/31	5,860	5,996
8.50%, 04/01/30	2,973	3,166
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (b)	4,490	4,536
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	22,902,561	20,754,241
3.50%, 08/20/48	3,516,962	3,255,638
4.00%, 01/20/41 - 04/20/43	2,820,635	2,713,737
4.50%, 08/15/33 - 03/20/41	1,105,669	1,094,266
5.00%, 08/15/33	54,269	54,987
6.00%, 04/15/27 - 04/15/35	209,096	217,045
6.50%, 08/15/27 - 09/15/36	126,325	131,474
7.00%, 03/15/26 - 10/15/36	93,933	98,521
7.50%, 02/15/28 - 10/15/28	16,412	16,521
8.00%, 12/15/29 - 05/15/30	264	270
Government National Mortgage Association 1 yr. CMT + 1.50%
4.75%, 10/20/25 (b)	53	53
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.51%, 05/20/64 (b)(c)	19,094,380	536,515
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/55 (d)	44,151,852	35,110,083
2.50%, 04/01/55 (d)	54,825,345	45,599,994
3.00%, 04/01/55 (d)	16,921,099	14,673,706
3.50%, 04/01/55 (d)	12,365,921	11,158,376
6.00%, 04/01/55 (d)	41,233,768	41,871,654
6.50%, 04/01/55 (d)	24,740,261	25,518,342
		265,933,856
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	4,803,250	4,468,656
4.05%, 09/25/28 (b)	1,265,063	1,255,191

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	$45,469	$5,022
7.50%, 07/15/27 (c)	655	32
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	658	624
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	2,032,387	67,342
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (e)	48,455	39,397
4.50%, 08/25/35 - 01/25/36 (c)	105,184	13,221
5.00%, 03/25/38 - 05/25/38 (c)	68,837	10,736
5.50%, 12/25/33 (c)	19,209	3,024
6.00%, 01/25/35 (c)	76,011	12,417
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (b)(c)	259,352	7,084
5.00%, 02/25/40 - 09/25/40 (c)	76,695	6,670
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.55%, 07/25/38 (b)(c)	66,802	5,502
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
2.10%, 11/25/41 (b)(c)	8,056,101	914,170
		6,809,088
Asset Backed - 0.0%*
Chase Funding Trust
4.99%, 11/25/33 (f)	95,520	94,999
Corporate Notes - 31.4%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	837,000	810,509
Abbott Laboratories
3.75%, 11/30/26 (a)	247,000	245,624
4.90%, 11/30/46 (a)	214,000	202,461
AbbVie, Inc.
2.95%, 11/21/26 (a)	431,000	421,953
3.20%, 05/14/26 - 11/21/29 (a)	553,000	533,005
4.05%, 11/21/39 (a)	164,000	143,880
	Principal Amount	Fair Value
4.25%, 11/21/49 (a)	$219,000	$181,558
4.30%, 05/14/36 (a)	174,000	162,622
4.40%, 11/06/42 (a)	156,000	137,764
4.63%, 10/01/42 (a)	37,000	33,581
4.70%, 05/14/45 (a)	67,000	60,396
4.88%, 11/14/48 (a)	54,000	49,365
5.05%, 03/15/34 (a)	464,000	467,350
5.40%, 03/15/54 (a)	180,000	176,828
5.50%, 03/15/64 (a)	209,000	205,620
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	248,000	210,215
AEP Texas, Inc.
3.45%, 05/15/51 (a)	424,000	286,001
5.70%, 05/15/34 (a)	590,000	599,281
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	216,000	207,140
Aircastle Ltd.
4.25%, 06/15/26 (a)	249,000	246,903
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	322,196
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	133,000	104,579
2.95%, 03/15/34 (a)	233,000	194,373
3.55%, 03/15/52 (a)	224,000	152,920
4.70%, 07/01/30 (a)	80,000	78,990
Allstate Corp.
4.20%, 12/15/46 (a)	241,000	194,721
Allstate Corp. (7.52% fixed rate until 05/01/25; 3.20% + 3 mo. Term SOFR thereafter)
7.52%, 08/15/53 (a)(b)	316,000	316,047
Ally Financial, Inc.
2.20%, 11/02/28 (a)	335,000	303,557
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	189,000	148,975
4.00%, 02/04/61 (a)	65,000	45,185
4.25%, 08/09/42 (a)	21,000	16,826
4.45%, 05/06/50 (a)	99,000	77,106
4.50%, 05/02/43 (a)	68,000	56,047
Amazon.com, Inc.
1.50%, 06/03/30 (a)	97,000	84,212
2.50%, 06/03/50 (a)	139,000	84,330
2.70%, 06/03/60 (a)	93,000	53,972
2.88%, 05/12/41 (a)	234,000	174,861
3.25%, 05/12/61 (a)	152,000	100,142
4.25%, 08/22/57 (a)	41,000	33,752

See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Ameren Corp.
3.65%, 02/15/26 (a)	$138,000	$136,844
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	141,000	125,145
3.25%, 03/01/50 (a)	117,000	76,244
American Honda Finance Corp.
5.85%, 10/04/30 (a)	891,000	937,127
American Tower Corp.
1.50%, 01/31/28 (a)	434,000	398,217
2.90%, 01/15/30 (a)	152,000	139,723
3.70%, 10/15/49 (a)	89,000	64,693
3.80%, 08/15/29 (a)	188,000	180,482
American Water Capital Corp.
2.95%, 09/01/27 (a)	133,000	128,505
5.45%, 03/01/54 (a)	593,000	570,857
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	428,000	417,582
Amgen, Inc.
2.00%, 01/15/32 (a)	227,000	189,742
2.45%, 02/21/30 (a)	61,000	55,081
3.00%, 01/15/52 (a)	159,000	102,545
3.15%, 02/21/40 (a)	280,000	213,900
3.38%, 02/21/50 (a)	75,000	52,579
4.66%, 06/15/51 (a)	57,000	48,689
5.51%, 03/02/26 (a)	467,000	467,065
5.60%, 03/02/43 (a)	259,000	256,705
5.65%, 03/02/53 (a)	242,000	237,315
5.75%, 03/02/63 (a)	226,000	220,187
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	342,000	322,304
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	373,000	359,706
4.90%, 02/01/46 (a)	184,000	169,666
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	201,000	191,559
5.55%, 01/23/49 (a)	206,000	206,041
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 yr. CMT thereafter)
5.55%, 08/11/32 (a)(b)(g)	719,000	728,117
	Principal Amount	Fair Value
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	$267,000	$163,807
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	440,000	456,350
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	143,000	129,438
Apple, Inc.
2.20%, 09/11/29 (a)	170,000	156,205
2.65%, 02/08/51 (a)	348,000	217,799
2.80%, 02/08/61 (a)	186,000	111,814
2.95%, 09/11/49 (a)	111,000	74,929
3.35%, 02/09/27 (a)	81,000	79,949
3.45%, 02/09/45 (a)	286,000	221,764
3.85%, 08/04/46 (a)	258,000	210,074
3.95%, 08/08/52 (a)	225,000	180,977
4.85%, 05/10/53 (a)	677,000	647,720
Applied Materials, Inc.
4.35%, 04/01/47 (a)	97,000	83,274
4.80%, 06/15/29 (a)	800,000	812,160
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	117,000	89,487
4.65%, 09/13/29 (a)	365,000	359,645
5.15%, 09/13/34 (a)	750,000	708,525
ArcelorMittal SA
4.55%, 03/11/26 (a)	1,123,000	1,121,102
6.00%, 06/17/34 (a)	381,000	389,637
6.35%, 06/17/54 (a)	634,000	630,640
6.80%, 11/29/32 (a)	155,000	166,825
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	95,000	92,727
ARES Capital Corp.
2.88%, 06/15/28 (a)	511,000	475,302
3.25%, 07/15/25 (a)	1,127,000	1,122,762
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	180,000	125,339
Ascension Health
4.85%, 11/15/53 (a)	242,000	221,970
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	400,000	382,664
5.55%, 05/30/33 (a)(g)	305,000	302,322
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	359,000	332,057
5.00%, 02/26/34 (a)	286,000	288,454
AstraZeneca PLC
3.00%, 05/28/51 (a)	194,000	129,210
4.00%, 01/17/29 (a)	74,000	73,102
4.38%, 08/17/48 (a)	48,000	41,215

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
AT&T, Inc.
2.75%, 06/01/31 (a)	$1,052,000	$935,070
3.55%, 09/15/55 (a)	113,000	76,474
3.65%, 06/01/51 (a)	849,000	600,939
3.85%, 06/01/60 (a)	293,000	203,858
4.35%, 03/01/29 (a)	303,000	300,040
4.50%, 05/15/35 (a)	214,000	201,141
4.55%, 03/09/49 (a)	117,000	97,894
4.75%, 05/15/46 (a)	68,000	59,059
4.85%, 03/01/39 (a)	282,000	264,392
5.40%, 02/15/34 (a)	380,000	385,905
Athene Holding Ltd.
4.13%, 01/12/28 (a)	124,000	122,257
6.15%, 04/03/30 (a)	243,000	255,434
Atmos Energy Corp.
6.20%, 11/15/53 (a)	259,000	276,990
AutoNation, Inc.
5.89%, 03/15/35 (a)	550,000	548,768
BAE Systems PLC
5.30%, 03/26/34 (a)(g)	739,000	748,112
5.50%, 03/26/54 (a)(g)	370,000	365,116
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	366,000	358,830
Bank of America Corp.
3.25%, 10/21/27 (a)	276,000	268,683
4.18%, 11/25/27 (a)	324,000	320,906
4.25%, 10/22/26 (a)	344,000	342,965
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	585,000	540,540
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	999,000	875,923
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	448,000	286,765
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	156,000	151,153
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56%, 04/23/27 (a)(b)	254,000	251,221
	Principal Amount	Fair Value
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	$344,000	$338,038
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	361,000	323,640
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	206,000	160,330
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	214,000	192,328
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	76,000	75,099
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	797,000	800,586
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	509,000	516,263
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	933,000	972,774
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	298,000	293,089
Bank of Nova Scotia (7.20% fixed rate until 07/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.20%, 07/12/25 (a)(b)	306,000	300,116
Barclays PLC
4.38%, 01/12/26 (a)	310,000	309,482
4.84%, 05/09/28 (a)	276,000	274,926

See Notes to Schedules of Investments and Notes to Financial Statements.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (a)(b)	$596,000	$528,813
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	512,000	510,940
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (a)(b)	307,000	307,737
BAT Capital Corp.
2.73%, 03/25/31 (a)	227,000	200,865
4.39%, 08/15/37 (a)	168,000	147,336
4.54%, 08/15/47 (a)	58,000	46,356
5.83%, 02/20/31 (a)	261,000	271,221
6.00%, 02/20/34 (a)	221,000	229,791
Baxter International, Inc.
1.92%, 02/01/27 (a)	761,000	725,903
2.27%, 12/01/28 (a)	268,000	246,206
2.54%, 02/01/32 (a)	135,000	115,696
3.95%, 04/01/30 (a)	222,000	213,651
Bayer U.S. Finance LLC
6.50%, 11/21/33 (a)(g)	300,000	314,760
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	46,000	29,419
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	143,000	140,485
4.67%, 06/06/47 (a)	22,000	18,983
4.69%, 12/15/44 (a)	25,000	21,848
5.11%, 02/08/34 (a)	590,000	589,038
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	93,000	90,059
3.70%, 07/15/30 (a)	208,000	199,595
3.80%, 07/15/48 (a)	81,000	61,208
4.25%, 10/15/50 (a)	178,000	141,652
6.13%, 04/01/36 (a)	81,000	86,199
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	491,000	314,525
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	243,000	242,823
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	293,000	296,334
5.50%, 09/08/53 (a)	100,000	98,393
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	1,108,000	1,108,909
	Principal Amount	Fair Value
Block Financial LLC
2.50%, 07/15/28 (a)	$217,000	$200,985
3.88%, 08/15/30 (a)	69,000	64,712
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 yr. USD ICE Swap thereafter)
5.13%, 11/15/27 (a)(b)(g)	400,000	383,004
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	147,000	147,037
Boeing Co.
2.20%, 02/04/26 (a)	447,000	437,349
2.70%, 02/01/27 (a)	356,000	343,298
2.95%, 02/01/30 (a)	91,000	82,817
3.25%, 03/01/28 (a)	46,000	43,942
3.55%, 03/01/38 (a)	61,000	47,742
3.75%, 02/01/50 (a)	92,000	64,556
5.04%, 05/01/27 (a)	524,000	526,327
5.15%, 05/01/30 (a)	296,000	297,767
5.81%, 05/01/50 (a)	554,000	527,065
Boston Properties LP
3.40%, 06/21/29 (a)	380,000	354,897
Boston Scientific Corp.
4.70%, 03/01/49 (a)	27,000	24,207
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	221,000	142,609
3.38%, 02/08/61 (a)	222,000	143,146
4.81%, 02/13/33 (a)	367,000	361,000
5.23%, 11/17/34 (a)	1,119,000	1,124,696
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 06/22/25 (a)(b)	70,000	69,678
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	242,000	232,339
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	177,000	150,547
2.35%, 11/13/40 (a)	111,000	75,637
3.20%, 06/15/26 (a)	92,000	90,913
3.40%, 07/26/29 (a)	49,000	46,999
3.55%, 03/15/42 (a)	109,000	85,688
4.13%, 06/15/39 (a)	146,000	129,023
4.25%, 10/26/49 (a)	146,000	119,177
4.35%, 11/15/47 (a)	19,000	15,890
4.55%, 02/20/48 (a)	41,000	35,381

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
5.20%, 02/22/34 (a)	$546,000	$555,473
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	306,000	284,087
3.90%, 03/15/27 (a)	61,000	59,976
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	109,000	90,370
3.19%, 11/15/36 (a)(g)	14,000	11,487
3.42%, 04/15/33 (a)(g)	846,000	753,481
3.47%, 04/15/34 (a)(g)	13,000	11,444
4.15%, 11/15/30 (a)	113,000	109,379
4.30%, 11/15/32 (a)	184,000	175,455
4.93%, 05/15/37 (a)(g)	151,000	145,458
Brown-Forman Corp.
4.00%, 04/15/38 (a)	39,000	34,171
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	52,000	51,110
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	151,000	122,857
4.55%, 09/01/44 (a)	227,000	201,120
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	72,000	60,875
Campbell's Co.
5.40%, 03/21/34 (a)	318,000	320,506
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	164,000	161,371
4.95%, 06/01/47 (a)	114,000	98,242
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	382,000	365,543
3.10%, 12/02/51 (a)	117,000	76,145
3.50%, 05/01/50 (a)	135,000	95,037
Capital One Financial Corp.
3.75%, 07/28/26 (a)	343,000	338,205
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	418,000	348,094
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	140,000	142,601
Carrier Global Corp.
2.72%, 02/15/30 (a)	167,000	152,670
3.58%, 04/05/50 (a)	132,000	95,783
5.90%, 03/15/34 (a)	162,000	170,372
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	155,000	130,871
3.75%, 02/15/52 (a)	206,000	141,054
Centene Corp.
3.00%, 10/15/30 (a)	148,000	129,488
4.25%, 12/15/27 (a)	904,000	882,684
	Principal Amount	Fair Value
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	$294,000	$257,773
CGI, Inc.
4.95%, 03/14/30 (a)(g)	1,478,000	1,478,089
Charles Schwab Corp.
2.45%, 03/03/27 (a)	1,375,000	1,326,586
2.90%, 03/03/32 (a)	131,000	114,937
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	379,000	336,969
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	760,000	784,533
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	571,000	607,304
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	252,000	174,656
3.70%, 04/01/51 (a)	767,000	483,448
4.80%, 03/01/50 (a)	379,000	285,599
6.55%, 06/01/34 (a)	933,000	959,656
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	296,000	299,197
Chevron Corp.
2.24%, 05/11/30 (a)	77,000	69,167
Chevron USA, Inc.
3.85%, 01/15/28 (a)	272,000	270,455
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	122,000	104,528
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	209,000	179,399
Cigna Group
2.40%, 03/15/30 (a)	134,000	120,327
3.25%, 04/15/25 (a)	150,000	149,811
3.40%, 03/01/27 - 03/15/51 (a)	252,000	202,036
4.38%, 10/15/28 (a)	77,000	76,423
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	444,000	434,458
5.35%, 02/26/64 (a)	444,000	429,748
5.90%, 02/15/39 (a)	89,000	95,533
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	1,500,000	1,474,995

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Citigroup, Inc.
4.45%, 09/29/27 (a)	$188,000	$187,004
4.65%, 07/23/48 (a)	408,000	347,465
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	259,000	224,986
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	157,000	144,539
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	1,266,000	1,157,858
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	74,000	62,466
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(b)	852,000	858,910
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	342,000	349,562
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	486,000	474,880
Clorox Co.
1.80%, 05/15/30 (a)	210,000	182,799
CME Group, Inc.
2.65%, 03/15/32 (a)	170,000	149,522
3.75%, 06/15/28 (a)	81,000	79,949
CMS Energy Corp.
4.88%, 03/01/44 (a)	276,000	246,874
Coca-Cola Co.
2.60%, 06/01/50 (a)	171,000	105,346
2.75%, 06/01/60 (a)	116,000	69,121
Comcast Corp.
2.65%, 08/15/62 (a)	127,000	66,653
2.80%, 01/15/51 (a)	144,000	86,802
2.89%, 11/01/51 (a)	135,000	82,210
2.94%, 11/01/56 (a)	111,000	65,183
2.99%, 11/01/63 (a)	106,000	59,983
3.20%, 07/15/36 (a)	156,000	128,691
3.25%, 11/01/39 (a)	251,000	194,560
3.97%, 11/01/47 (a)	172,000	132,839
4.15%, 10/15/28 (a)	171,000	169,110
	Principal Amount	Fair Value
5.65%, 06/01/54 (a)	$491,000	$480,998
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	400,000	362,744
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	68,000	64,649
ConocoPhillips Co.
5.55%, 03/15/54 (a)	335,000	324,561
5.70%, 09/15/63 (a)	345,000	334,740
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	225,000	219,245
3.35%, 04/01/30 (a)	81,000	76,624
3.88%, 06/15/47 (a)	96,000	73,884
3.95%, 04/01/50 (a)	135,000	104,478
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	359,000	334,951
3.70%, 12/06/26 (a)	180,000	177,417
4.50%, 05/09/47 (a)	149,000	122,275
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	228,000	239,284
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	245,000	205,097
COPT Defense Properties LP
2.00%, 01/15/29 (a)	250,000	223,083
2.25%, 03/15/26 (a)	222,000	216,328
2.75%, 04/15/31 (a)	588,000	509,373
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	731,000	675,400
Corning, Inc.
4.38%, 11/15/57 (a)	85,000	67,476
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	953,000	958,365
5.90%, 02/15/55 (a)	495,000	470,141
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	3,932,000	3,618,659
Crown Castle, Inc.
2.90%, 03/15/27 (a)	603,000	582,588
3.30%, 07/01/30 (a)	472,000	433,574
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	345,000	329,720
5.11%, 04/03/34 (a)(g)	118,000	118,393
5.42%, 04/03/54 (a)(g)	60,000	57,344
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	250,000	213,571
CubeSmart LP
4.38%, 02/15/29 (a)	222,000	217,649

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
CVS Health Corp.
3.00%, 08/15/26 (a)	$199,000	$194,526
3.63%, 04/01/27 (a)	175,000	171,633
3.75%, 04/01/30 (a)	127,000	119,783
3.88%, 07/20/25 (a)	116,000	115,761
4.30%, 03/25/28 (a)	14,000	13,826
4.78%, 03/25/38 (a)	114,000	102,512
5.13%, 07/20/45 (a)	127,000	110,757
5.30%, 06/01/33 - 12/05/43 (a)	504,000	478,854
5.88%, 06/01/53 (a)	68,000	64,185
6.00%, 06/01/63 (a)	52,000	49,076
6.05%, 06/01/54 (a)	152,000	147,513
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	586,000	590,354
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	394,000	362,519
2.50%, 12/14/31 (a)(g)	394,000	334,959
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	21,000	21,270
8.35%, 07/15/46 (a)	5,000	6,268
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	1,010,000	970,469
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	398,000	349,173
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	841,000	891,948
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	410,000	431,259
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	223,735
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	146,000	134,536
3.25%, 11/15/39 (a)	94,000	74,423
3.40%, 11/15/49 (a)	50,000	35,802
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	206,000	186,356
4.40%, 03/24/51 (a)	116,000	90,603
	Principal Amount	Fair Value
5.40%, 04/18/34 (a)	$729,000	$727,506
5.75%, 04/18/54 (a)	268,000	252,314
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	1,024,000	734,689
Digital Realty Trust LP
3.60%, 07/01/29 (a)	239,000	228,147
Discover Bank
2.70%, 02/06/30 (a)	285,000	255,175
Discovery Communications LLC
3.95%, 03/20/28 (a)	123,000	118,142
5.00%, 09/20/37 (a)	57,000	48,182
Dollar General Corp.
3.50%, 04/03/30 (a)	88,000	82,340
4.13%, 04/03/50 (a)	149,000	111,474
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	185,000	184,647
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	275,000	256,858
Dover Corp.
2.95%, 11/04/29 (a)	151,000	140,484
Dow Chemical Co.
2.10%, 11/15/30 (a)	115,000	99,335
3.60%, 11/15/50 (a)	132,000	89,814
4.25%, 10/01/34 (a)	70,000	63,858
5.15%, 02/15/34 (a)	297,000	293,694
5.55%, 11/30/48 (a)	93,000	86,861
6.30%, 03/15/33 (a)	293,000	313,906
DR Horton, Inc.
5.50%, 10/15/35 (a)	375,000	376,988
DTE Energy Co.
2.85%, 10/01/26 (a)	95,000	92,625
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	111,000	85,927
Duke Energy Corp.
2.55%, 06/15/31 (a)	422,000	368,587
3.30%, 06/15/41 (a)	382,000	282,535
3.50%, 06/15/51 (a)	382,000	259,959
3.75%, 09/01/46 (a)	585,000	430,981
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	105,000	85,909
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	62,000	62,384
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	289,000	281,376
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	381,000	367,116

See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Eastman Chemical Co.
4.65%, 10/15/44 (a)	$171,000	$145,177
Eaton Corp.
3.10%, 09/15/27 (a)	93,000	90,431
Edison International
4.95%, 04/15/25 (a)	471,000	470,896
5.75%, 06/15/27 (a)	55,000	55,501
EIDP, Inc.
2.30%, 07/15/30 (a)	114,000	101,831
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	216,000	183,576
Elevance Health, Inc.
2.88%, 09/15/29 (a)	74,000	68,762
3.60%, 03/15/51 (a)	93,000	65,864
3.70%, 09/15/49 (a)	85,000	61,493
5.13%, 02/15/53 (a)	65,000	58,306
5.65%, 06/15/54 (a)	171,000	164,912
6.10%, 10/15/52 (a)	147,000	150,325
Eli Lilly & Co.
5.00%, 02/09/54 (a)	117,000	109,893
5.10%, 02/09/64 (a)	446,000	415,204
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	426,000	367,872
Emerson Electric Co.
1.80%, 10/15/27 (a)	97,000	91,203
2.75%, 10/15/50 (a)	85,000	53,526
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	24,000	23,133
Enbridge, Inc.
1.60%, 10/04/26 (a)	676,000	646,837
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	380,000	367,829
Energy Transfer LP
5.25%, 07/01/29 (a)	2,112,000	2,142,582
5.30%, 04/01/44 - 04/15/47 (a)	283,000	251,925
5.35%, 05/15/45 (a)	234,000	210,212
5.75%, 02/15/33 (a)	158,000	161,662
5.95%, 05/15/54 (a)	137,000	130,971
6.10%, 12/01/28 (a)	642,000	670,287
6.40%, 12/01/30 (a)	250,000	266,483
6.50%, 02/01/42 (a)	132,000	136,360
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(b)	1,607,000	1,607,611
	Principal Amount	Fair Value
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	$309,000	$250,043
4.85%, 01/31/34 (a)	952,000	937,187
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	88,000	86,545
EOG Resources, Inc.
4.15%, 01/15/26 (a)	105,000	104,795
5.10%, 01/15/36 (a)	61,000	61,637
Equinix, Inc.
1.25%, 07/15/25 (a)	348,000	344,367
2.15%, 07/15/30 (a)	245,000	214,799
ERP Operating LP
4.50%, 07/01/44 (a)	57,000	49,466
Eversource Energy
3.45%, 01/15/50 (a)	186,000	128,597
Exelon Corp.
4.05%, 04/15/30 (a)	282,000	273,391
4.45%, 04/15/46 (a)	175,000	144,897
4.70%, 04/15/50 (a)	187,000	157,280
5.60%, 03/15/53 (a)	557,000	536,307
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	1,903,000	1,926,521
Expedia Group, Inc.
5.40%, 02/15/35 (a)	415,000	413,440
Extra Space Storage LP
2.20%, 10/15/30 (a)	211,000	183,730
3.90%, 04/01/29 (a)	139,000	134,228
5.90%, 01/15/31 (a)	611,000	635,306
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	335,000	239,696
FedEx Corp.
4.10%, 02/01/45 (a)(g)	407,000	311,953
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	267,000	164,053
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	47,000	34,338
FirstEnergy Corp.
3.40%, 03/01/50 (a)	254,000	172,451
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	368,000	314,180
Fiserv, Inc.
3.50%, 07/01/29 (a)	114,000	108,404
4.40%, 07/01/49 (a)	67,000	55,032

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Florida Power & Light Co.
2.85%, 04/01/25 (a)	$507,000	$507,000
4.13%, 02/01/42 (a)	102,000	86,304
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	183,000	157,415
Flowserve Corp.
2.80%, 01/15/32 (a)	232,000	198,448
Ford Motor Credit Co. LLC
6.13%, 03/08/34 (a)	1,662,000	1,594,905
Fox Corp.
6.50%, 10/13/33 (a)	354,000	378,557
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	311,000	300,208
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	297,000	289,649
General Dynamics Corp.
4.25%, 04/01/50 (a)	132,000	109,602
General Mills, Inc.
3.00%, 02/01/51 (a)	138,000	88,116
General Motors Co.
5.20%, 04/01/45 (a)	28,000	23,470
5.40%, 04/01/48 (a)	65,000	55,388
6.13%, 10/01/25 (a)	194,000	194,889
6.80%, 10/01/27 (a)	131,000	136,304
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	368,000	358,020
2.35%, 01/08/31 (a)	161,000	136,270
5.25%, 03/01/26 (a)	128,000	128,236
5.85%, 04/06/30 (a)	1,101,000	1,120,576
6.10%, 01/07/34 (a)	959,000	963,277
Genuine Parts Co.
2.75%, 02/01/32 (a)	157,000	134,643
Georgia Power Co.
5.25%, 03/15/34 (a)	1,272,000	1,284,885
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	411,000	405,139
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	143,000	101,856
2.95%, 03/01/27 (a)	28,000	27,276
3.65%, 03/01/26 (a)	99,000	98,270
4.15%, 03/01/47 (a)	68,000	55,704
4.60%, 09/01/35 (a)	175,000	168,828
5.25%, 10/15/33 (a)	179,000	182,868
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	186,000	178,941
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	225,000	224,696
	Principal Amount	Fair Value
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	$909,000	$900,110
4.25%, 10/21/25 (a)	236,000	235,309
5.15%, 05/22/45 (a)	67,000	60,780
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	341,000	326,115
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	172,000	147,282
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	141,000	99,553
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	214,000	157,968
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	362,000	273,064
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	99,000	96,658
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	103,000	88,270
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	164,000	161,717
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	250,000	241,245
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	373,000	367,159
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	462,000	452,862
3.63%, 03/24/32 (a)	610,000	560,974

See Notes to Schedules of Investments and Notes to Financial Statements.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
4.00%, 03/24/52 (a)	$250,000	$193,208
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,984
5.00%, 11/15/45 (a)	86,000	77,365
Hartford Insurance Group, Inc. (6.71% fixed rate until 05/01/25; 2.39% + 3 mo. Term SOFR thereafter)
6.71%, 02/12/67 (a)(b)(g)	239,000	221,013
HCA, Inc.
3.13%, 03/15/27 (a)	483,000	469,350
3.38%, 03/15/29 (a)	295,000	278,934
3.50%, 09/01/30 (a)	172,000	159,594
3.63%, 03/15/32 (a)	137,000	123,855
4.63%, 03/15/52 (a)	330,000	261,990
5.60%, 04/01/34 (a)	130,000	130,519
5.75%, 03/01/35 (a)	408,000	411,627
6.00%, 04/01/54 (a)	177,000	171,308
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	209,000	185,360
3.20%, 06/01/50 (a)(g)	85,000	54,762
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	125,000	105,056
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	126,000	106,591
Hess Corp.
5.60%, 02/15/41 (a)	45,000	45,131
5.80%, 04/01/47 (a)	28,000	28,323
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	41,000	42,021
Highwoods Realty LP
4.13%, 03/15/28 (a)	90,000	87,254
4.20%, 04/15/29 (a)	219,000	209,927
7.65%, 02/01/34 (a)	63,000	70,283
Home Depot, Inc.
2.70%, 04/15/30 (a)	85,000	77,951
3.35%, 04/15/50 (a)	171,000	120,403
3.50%, 09/15/56 (a)	81,000	56,567
3.90%, 12/06/28 - 06/15/47 (a)	183,000	160,449
4.50%, 12/06/48 (a)	74,000	63,684
4.95%, 06/25/34 - 09/15/52 (a)	327,000	318,349
5.30%, 06/25/54 (a)	99,000	95,460
5.40%, 06/25/64 (a)	176,000	169,259
Honeywell International, Inc.
1.75%, 09/01/31 (a)	235,000	196,458
2.70%, 08/15/29 (a)	171,000	159,300
	Principal Amount	Fair Value
5.25%, 03/01/54 (a)	$688,000	$653,696
Hormel Foods Corp.
1.80%, 06/11/30 (a)	305,000	266,231
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	463,000	432,965
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	520,000	451,469
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 yr. CMT thereafter)
4.00%, 03/09/26 (a)(b)	323,000	316,915
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	565,000	563,678
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	401,000	399,272
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	1,290,000	1,293,019
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	598,000	680,075
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	343,000	307,911
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	875,000	883,330
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	331,000	333,708
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	409,000	373,065
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	1,338,000	1,346,777

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	$362,000	$344,743
5.30%, 02/05/54 (a)	270,000	252,237
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	388,000	382,390
5.50%, 02/01/30 (a)(g)	1,854,000	1,894,046
5.88%, 07/01/34 (a)(g)	1,490,000	1,508,983
6.13%, 07/27/27 (a)(g)	300,000	309,126
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	190,000	126,232
ING Groep NV (5.37% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
5.37%, 04/01/27 (a)(b)	436,000	437,596
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	510,000	526,743
Ingredion, Inc.
3.90%, 06/01/50 (a)	90,000	67,687
Intel Corp.
2.00%, 08/12/31 (a)	266,000	222,283
2.45%, 11/15/29 (a)	330,000	296,155
2.80%, 08/12/41 (a)	308,000	204,216
3.10%, 02/15/60 (a)	156,000	86,313
5.63%, 02/10/43 (a)	135,000	127,544
5.70%, 02/10/53 (a)	120,000	110,370
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	76,000	61,811
2.65%, 09/15/40 (a)	58,000	41,654
International Business Machines Corp.
3.45%, 02/19/26 (a)	295,000	292,383
4.15%, 05/15/39 (a)	169,000	148,206
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	786,000	781,174
Intuit, Inc.
5.50%, 09/15/53 (a)	337,000	334,644
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	469,000	427,991
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	740,000	797,426
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	598,000	604,231
5.75%, 04/01/33 (a)	145,000	147,466
6.75%, 03/15/34 (a)	517,000	558,634
	Principal Amount	Fair Value
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(g)	$695,000	$714,620
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	572,000	587,221
Johnson & Johnson
3.63%, 03/03/37 (a)	81,000	72,023
Johnson Controls International PLC
4.50%, 02/15/47 (a)	74,000	62,485
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	609,000	590,432
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	1,970,000	1,739,471
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	328,000	297,863
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	274,000	204,346
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	214,000	185,673
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	641,000	499,615
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	386,000	384,055
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	149,000	146,412

See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	$145,000	$115,640
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	498,000	491,581
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	344,000	347,000
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	889,000	908,362
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	289,000	201,216
Kenvue, Inc.
4.90%, 03/22/33 (a)	273,000	273,377
5.05%, 03/22/53 (a)	215,000	201,403
5.20%, 03/22/63 (a)	131,000	121,899
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	168,000	156,097
3.80%, 05/01/50 (a)	146,000	108,684
KeyBank NA
4.90%, 08/08/32 (a)	500,000	477,660
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	33,000	28,018
5.00%, 03/01/43 (a)	66,000	58,502
6.38%, 03/01/41 (a)	57,000	58,728
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	785,000	751,002
5.05%, 02/15/46 (a)	53,000	46,439
5.20%, 06/01/33 (a)	166,000	164,582
KLA Corp.
3.30%, 03/01/50 (a)	171,000	118,677
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	317,000	290,546
Kroger Co.
2.20%, 05/01/30 (a)	135,000	119,705
4.65%, 01/15/48 (a)	65,000	55,290
5.00%, 09/15/34 (a)	260,000	254,210
5.50%, 09/15/54 (a)	135,000	127,391
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	359,000	345,053
	Principal Amount	Fair Value
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	$131,000	$129,436
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	680,000	690,907
6.20%, 08/15/34 (a)	383,000	384,808
Leidos, Inc.
3.63%, 05/15/25 (a)	154,000	153,632
4.38%, 05/15/30 (a)	671,000	651,239
5.40%, 03/15/32 (a)	395,000	397,710
5.50%, 03/15/35 (a)	505,000	503,303
5.75%, 03/15/33 (a)	365,000	374,673
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	75,000	50,998
Lincoln National Corp.
4.35%, 03/01/48 (a)	274,000	216,975
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	366,822
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	58,000	57,642
3.80%, 03/01/45 (a)	50,000	39,667
4.50%, 05/15/36 (a)	138,000	131,728
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	100,000	91,012
1.70%, 09/15/28 - 10/15/30 (a)	311,000	278,811
3.00%, 10/15/50 (a)	172,000	107,533
3.70%, 04/15/46 (a)	61,000	45,297
4.05%, 05/03/47 (a)	145,000	112,962
5.63%, 04/15/53 (a)	272,000	262,562
LYB International Finance III LLC
1.25%, 10/01/25 (a)	128,000	125,711
3.63%, 04/01/51 (a)	86,000	57,669
3.80%, 10/01/60 (a)	75,000	49,365
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	1,306,000	1,262,040
Mars, Inc.
4.80%, 03/01/30 (a)(g)	571,000	574,489
5.20%, 03/01/35 (a)(g)	612,000	615,084
5.70%, 05/01/55 (a)(g)	571,000	570,052
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	169,000	106,000
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	409,000	426,624
Masco Corp.
3.50%, 11/15/27 (a)	44,000	42,856
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	109,000	92,310

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
3.25%, 11/15/25 (a)	$1,165,000	$1,151,847
McDonald's Corp.
3.60%, 07/01/30 (a)	225,000	214,686
3.63%, 09/01/49 (a)	105,000	76,558
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	824,000	805,303
Medtronic, Inc.
4.63%, 03/15/45 (a)	22,000	19,736
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	298,000	240,954
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	845,000	848,126
Merck & Co., Inc.
1.90%, 12/10/28 (a)	436,000	400,745
2.45%, 06/24/50 (a)	235,000	138,293
2.75%, 12/10/51 (a)	166,000	103,011
2.90%, 12/10/61 (a)	81,000	47,270
4.00%, 03/07/49 (a)	63,000	50,406
5.00%, 05/17/53 (a)	81,000	74,809
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	1,183,000	1,125,968
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	685,000	647,668
4.45%, 08/15/52 (a)	391,000	332,858
MetLife, Inc.
4.72%, 12/15/44 (a)	98,000	86,925
Micron Technology, Inc.
3.37%, 11/01/41 (a)	239,000	176,535
3.48%, 11/01/51 (a)	335,000	226,370
5.30%, 01/15/31 (a)	323,000	326,505
5.80%, 01/15/35 (a)	1,606,000	1,643,869
Microsoft Corp.
2.40%, 08/08/26 (a)	132,000	129,108
2.68%, 06/01/60 (a)	68,000	40,582
2.92%, 03/17/52 (a)	522,000	350,178
3.45%, 08/08/36 (a)	47,000	41,921
3.50%, 02/12/35 (a)	125,000	115,099
Mid-America Apartments LP
2.88%, 09/15/51 (a)	265,000	167,032
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	1,953,000	1,909,175
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	55,000	44,215
Morgan Stanley
3.63%, 01/20/27 (a)	131,000	129,550
3.97%, 07/22/38 (a)(b)	116,000	100,490
	Principal Amount	Fair Value
4.35%, 09/08/26 (a)	$370,000	$368,309
4.38%, 01/22/47 (a)	130,000	109,197
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	287,000	275,827
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	1,066,000	882,861
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	593,000	365,650
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	844,000	739,758
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	306,000	309,696
MPLX LP
2.65%, 08/15/30 (a)	172,000	153,221
5.20%, 12/01/47 (a)	61,000	53,598
Mylan, Inc.
5.20%, 04/15/48 (a)	85,000	66,172
Nasdaq, Inc.
5.95%, 08/15/53 (a)	114,000	115,653
6.10%, 06/28/63 (a)	156,000	158,404
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	494,000	432,798
NetApp, Inc.
5.50%, 03/17/32 (a)	788,000	794,257
Netflix, Inc.
4.90%, 08/15/34 (a)	298,000	298,098
5.40%, 08/15/54 (a)	177,000	173,529
Nevada Power Co.
6.00%, 03/15/54 (a)	204,000	208,453
Newmont Corp.
4.88%, 03/15/42 (a)	99,000	91,137
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	171,000	167,816

See Notes to Schedules of Investments and Notes to Financial Statements.
18	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	$243,000	$212,261
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	303,000	294,113
NIKE, Inc.
3.38%, 03/27/50 (a)	84,000	60,011
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 yr. CMT thereafter)
3.40%, 01/23/50 (a)(b)(g)	586,000	538,833
NNN REIT, Inc.
4.00%, 11/15/25 (a)	151,000	150,221
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	135,000	109,951
Northern Trust Corp.
6.13%, 11/02/32 (a)	364,000	388,985
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	455,000	315,265
NOV, Inc.
3.60%, 12/01/29 (a)	224,000	211,642
Novant Health, Inc.
3.32%, 11/01/61 (a)	159,000	101,830
Novartis Capital Corp.
2.20%, 08/14/30 (a)	245,000	218,939
3.00%, 11/20/25 (a)	23,000	22,807
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	923,000	919,252
5.40%, 06/21/34 (a)	1,181,000	1,181,791
NVIDIA Corp.
2.85%, 04/01/30 (a)	85,000	79,298
3.50%, 04/01/50 (a)	114,000	86,534
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	612,000	629,687
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	156,000	145,745
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	63,000	47,767
ONEOK, Inc.
4.35%, 03/15/29 (a)	150,000	147,500
5.80%, 11/01/30 (a)	553,000	575,048
6.10%, 11/15/32 (a)	246,000	257,852
6.63%, 09/01/53 (a)	435,000	455,088
Oracle Corp.
1.65%, 03/25/26 (a)	342,000	332,458
2.30%, 03/25/28 (a)	118,000	110,880
2.65%, 07/15/26 (a)	191,000	186,494
	Principal Amount	Fair Value
2.95%, 04/01/30 (a)	$258,000	$236,963
3.60%, 04/01/50 (a)	171,000	118,506
3.95%, 03/25/51 (a)	188,000	138,011
4.00%, 07/15/46 - 11/15/47 (a)	257,000	195,521
4.10%, 03/25/61 (a)	222,000	158,191
5.55%, 02/06/53 (a)	164,000	152,960
6.15%, 11/09/29 (a)	257,000	272,112
6.90%, 11/09/52 (a)	172,000	189,518
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	279,000	279,000
2.57%, 02/15/30 (a)	93,000	84,236
3.36%, 02/15/50 (a)	100,000	68,974
Owens Corning
3.88%, 06/01/30 (a)	670,000	639,019
4.40%, 01/30/48 (a)	73,000	59,364
5.70%, 06/15/34 (a)	515,000	528,951
5.95%, 06/15/54 (a)	138,000	138,075
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	197,000	184,719
2.50%, 02/01/31 (a)	353,000	303,524
3.00%, 06/15/28 (a)	333,000	312,990
3.30%, 08/01/40 (a)	353,000	258,968
3.50%, 08/01/50 (a)	154,000	102,211
4.30%, 03/15/45 (a)	235,000	183,709
PacifiCorp
2.70%, 09/15/30 (a)	170,000	152,199
2.90%, 06/15/52 (a)	424,000	254,430
5.80%, 01/15/55 (a)	303,000	295,440
6.25%, 10/15/37 (a)	265,000	278,934
Packaging Corp. of America
3.05%, 10/01/51 (a)	232,000	147,868
Paramount Global
2.90%, 01/15/27 (a)	46,000	44,495
3.70%, 06/01/28 (a)	77,000	74,207
5.25%, 04/01/44 (a)	30,000	24,091
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	135,000	128,517
4.50%, 09/15/29 (a)	238,000	238,212
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	293,000	308,717
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	243,000	237,416
3.25%, 06/01/50 (a)	130,000	87,289
PepsiCo, Inc.
1.63%, 05/01/30 (a)	144,000	125,539
2.63%, 07/29/29 (a)	194,000	181,153
2.75%, 10/21/51 (a)	409,000	257,052

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	19

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	$951,000	$952,769
4.75%, 05/19/33 (a)	314,000	310,555
5.30%, 05/19/53 (a)	127,000	120,547
5.34%, 05/19/63 (a)	215,000	199,677
Pfizer, Inc.
2.70%, 05/28/50 (a)	333,000	205,251
3.90%, 03/15/39 (a)	105,000	90,546
4.13%, 12/15/46 (a)	71,000	58,170
4.40%, 05/15/44 (a)	44,000	38,519
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	171,000	170,538
2.10%, 05/01/30 (a)	76,000	67,247
3.38%, 08/15/29 (a)	111,000	105,865
4.13%, 03/04/43 (a)	50,000	41,188
5.13%, 02/15/30 (a)	505,000	515,065
5.25%, 02/13/34 (a)	367,000	370,310
5.63%, 11/17/29 (a)	245,000	255,427
Phillips 66 Co.
2.15%, 12/15/30 (a)	830,000	720,631
3.15%, 12/15/29 (a)	426,000	397,739
3.30%, 03/15/52 (a)	283,000	180,687
3.75%, 03/01/28 (a)	57,000	55,751
4.68%, 02/15/45 (a)	111,000	93,352
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	104,000	107,813
6.88%, 05/15/34 (a)	328,000	353,955
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	563,000	548,261
2.15%, 01/15/31 (a)	612,000	533,542
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	217,000	204,444
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	221,000	217,294
Precision Castparts Corp.
4.38%, 06/15/45 (a)	100,000	87,077
Progressive Corp.
3.00%, 03/15/32 (a)	316,000	282,558
3.70%, 03/15/52 (a)	61,000	45,415
Prologis LP
3.05%, 03/01/50 (a)	80,000	52,377
3.25%, 06/30/26 (a)	95,000	93,721
5.00%, 03/15/34 (a)	197,000	195,680
5.25%, 03/15/54 (a)	127,000	120,161
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	172,000	131,086
	Principal Amount	Fair Value
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	$177,000	$177,147
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	201,000	196,622
Public Storage Operating Co.
5.35%, 08/01/53 (a)	169,000	162,027
PVH Corp.
4.63%, 07/10/25 (a)	467,000	466,384
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	31,000	26,107
4.50%, 05/20/52 (a)	363,000	309,272
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	61,000	56,002
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	292,000	249,035
Regions Financial Corp.
1.80%, 08/12/28 (a)	718,000	653,086
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	2,264,000	2,318,404
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	380,000	386,665
Reynolds American, Inc.
4.45%, 06/12/25 (a)	7,000	6,991
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	251,000	152,869
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (a)	195,000	196,521
5.75%, 03/14/55 (a)	285,000	285,573
5.88%, 03/14/65 (a)	270,000	272,965
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	81,000	46,912
4.20%, 03/01/49 (a)	119,000	98,956
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	47,000	41,642
Ross Stores, Inc.
4.70%, 04/15/27 (a)	57,000	56,975
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (a)(g)	1,556,000	1,528,583
Royalty Pharma PLC
1.20%, 09/02/25 (a)	269,000	265,191
1.75%, 09/02/27 (a)	137,000	127,868
2.20%, 09/02/30 (a)	58,000	50,176
3.30%, 09/02/40 (a)	39,000	28,789

See Notes to Schedules of Investments and Notes to Financial Statements.
20	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
5.40%, 09/02/34 (a)	$205,000	$202,413
RTX Corp.
1.90%, 09/01/31 (a)	371,000	310,694
2.82%, 09/01/51 (a)	347,000	212,010
3.13%, 05/04/27 (a)	227,000	220,821
3.50%, 03/15/27 (a)	148,000	145,361
3.95%, 08/16/25 (a)	104,000	103,761
4.15%, 05/15/45 (a)	105,000	85,892
4.45%, 11/16/38 (a)	88,000	80,156
6.10%, 03/15/34 (a)	410,000	439,672
6.40%, 03/15/54 (a)	311,000	340,153
Ryder System, Inc.
2.90%, 12/01/26 (a)	412,000	400,765
Salesforce, Inc.
1.95%, 07/15/31 (a)	293,000	252,094
2.70%, 07/15/41 (a)	290,000	206,770
Sands China Ltd.
5.13%, 08/08/25 (a)	2,600,000	2,598,128
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	182,000	179,148
5.00%, 06/01/34 (a)(g)	1,269,000	1,248,163
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	993,000	944,830
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	74,000	67,601
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	502,000	472,513
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	522,000	477,818
3.25%, 04/06/50 (a)	149,000	102,752
3.75%, 09/12/46 (a)	58,000	44,653
Shell International Finance BV
3.13%, 11/07/49 (a)	337,000	225,766
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	2,000	1,963
Simon Property Group LP
3.38%, 06/15/27 (a)	104,000	101,753
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	591,000	603,488
Smith & Nephew PLC
5.40%, 03/20/34 (a)	209,000	209,280
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(g)	1,329,000	1,347,407
5.78%, 04/03/54 (a)(g)	300,000	291,999
Sonoco Products Co.
4.60%, 09/01/29 (a)	767,000	756,040
	Principal Amount	Fair Value
5.00%, 09/01/34 (a)	$670,000	$642,081
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(g)	1,141,000	1,117,279
Southern California Edison Co.
4.00%, 04/01/47 (a)	338,000	251,621
4.20%, 03/01/29 (a)	256,000	248,829
5.65%, 10/01/28 (a)	1,776,000	1,818,606
Southern Co.
3.25%, 07/01/26 (a)	82,000	80,724
3.70%, 04/30/30 (a)	495,000	471,577
Southwest Airlines Co.
2.63%, 02/10/30 (a)	226,000	202,715
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	157,000	152,775
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	35,000	34,375
4.50%, 03/15/45 (a)	28,000	23,037
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	490,000	423,257
Starbucks Corp.
4.00%, 11/15/28 (a)	89,000	87,591
Stellantis Finance U.S., Inc.
6.45%, 03/18/35 (a)(g)	800,000	793,984
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	237,000	209,861
3.75%, 03/15/51 (a)	202,000	145,680
Stryker Corp.
1.95%, 06/15/30 (a)	344,000	301,423
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	651,000	706,036
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	1,405,000	1,344,009
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	40,000	29,984
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	727,000	700,355
Synopsys, Inc.
4.85%, 04/01/30 (a)	735,000	739,873
5.15%, 04/01/35 (a)	445,000	447,261

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	21

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
5.70%, 04/01/55 (a)	$425,000	$421,677
Sysco Corp.
5.95%, 04/01/30 (a)	30,000	31,431
6.60%, 04/01/50 (a)	40,000	43,418
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	176,586
3.03%, 07/09/40 (a)	300,000	223,941
3.18%, 07/09/50 (a)	300,000	196,710
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	821,000	807,380
4.00%, 04/14/32 (a)	181,000	169,139
Tampa Electric Co.
2.40%, 03/15/31 (a)	354,000	309,686
3.45%, 03/15/51 (a)	279,000	194,340
4.35%, 05/15/44 (a)	221,000	186,491
Tanger Properties LP
2.75%, 09/01/31 (a)	749,000	645,810
Tapestry, Inc.
3.05%, 03/15/32 (a)	327,000	282,917
4.13%, 07/15/27 (a)	28,000	27,646
5.10%, 03/11/30 (a)	1,190,000	1,189,940
5.50%, 03/11/35 (a)	730,000	721,313
Targa Resources Corp.
6.50%, 03/30/34 (a)	893,000	953,706
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	717,000	716,935
Target Corp.
1.95%, 01/15/27 (a)	113,000	108,787
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	225,091
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	133,000	117,153
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	206,000	147,387
Time Warner Cable LLC
6.55%, 05/01/37 (a)	74,000	73,307
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	1,272,000	1,178,406
3.75%, 04/15/27 (a)	451,000	444,456
4.50%, 04/15/50 (a)	59,000	49,016
4.80%, 07/15/28 (a)	1,164,000	1,172,218
5.50%, 01/15/55 (a)	209,000	198,632
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	723,000	644,793
4.46%, 06/08/32 (a)	382,000	368,619
	Principal Amount	Fair Value
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	$1,490,000	$1,492,637
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	1,480,000	1,381,743
Tractor Supply Co.
5.25%, 05/15/33 (a)	306,000	308,289
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	206,000	200,566
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	209,000	206,293
4.88%, 01/15/26 (a)	52,000	51,991
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(b)	442,000	441,748
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	105,000	103,054
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	430,000	257,518
Truist Financial Corp. (6.67% fixed rate until 09/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/25 (a)(b)	698,000	695,027
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	54,000	44,934
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	114,000	110,806
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	294,000	300,647
5.70%, 03/15/34 (a)	323,000	330,455
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	443,000	425,630
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	651,000	665,361
UBS AG
2.95%, 04/09/25 (a)	580,000	579,762
UBS Group AG
4.28%, 01/09/28 (a)(g)	593,000	585,854

See Notes to Schedules of Investments and Notes to Financial Statements.
22	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	$500,000	$542,890
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	405,000	462,279
UDR, Inc.
2.10%, 08/01/32 (a)	191,000	155,203
3.00%, 08/15/31 (a)	122,000	108,590
Union Pacific Corp.
3.55%, 05/20/61 (a)	201,000	136,284
3.60%, 09/15/37 (a)	37,000	31,712
3.80%, 04/06/71 (a)	92,000	63,183
4.10%, 09/15/67 (a)	63,000	46,722
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	238,000	232,709
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	236,000	208,532
4.20%, 05/15/32 (a)	247,000	237,281
4.45%, 12/15/48 (a)	185,000	154,310
4.75%, 07/15/45 - 05/15/52 (a)	431,000	376,973
5.05%, 04/15/53 (a)	216,000	195,085
5.20%, 04/15/63 (a)	349,000	314,651
6.05%, 02/15/63 (a)	106,000	109,115
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	833,000	821,996
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	627,000	643,070
6.40%, 06/28/54 (a)	380,000	377,804
Ventas Realty LP
3.25%, 10/15/26 (a)	123,000	120,603
5.63%, 07/01/34 (a)	282,000	286,755
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	632,000	635,653
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	468,000	395,848
2.55%, 03/21/31 (a)	217,000	191,207
3.00%, 03/22/27 (a)	601,000	584,899
3.40%, 03/22/41 (a)	234,000	179,981
3.55%, 03/22/51 (a)	176,000	125,488
3.70%, 03/22/61 (a)	107,000	73,646
4.40%, 11/01/34 (a)	596,000	562,749
4.86%, 08/21/46 (a)	350,000	313,415
Viatris, Inc.
4.00%, 06/22/50 (a)	167,000	109,029
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	187,000	146,812
	Principal Amount	Fair Value
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	$317,000	$321,860
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	312,000	302,528
3.20%, 04/21/31 (a)(g)	398,000	359,131
Vontier Corp.
2.40%, 04/01/28 (a)	236,000	218,803
2.95%, 04/01/31 (a)	309,000	268,286
Vornado Realty LP
2.15%, 06/01/26 (a)	456,000	439,826
Vulcan Materials Co.
3.90%, 04/01/27 (a)	46,000	45,454
Walmart, Inc.
1.80%, 09/22/31 (a)	196,000	167,964
2.50%, 09/22/41 (a)	222,000	155,575
2.65%, 09/22/51 (a)	105,000	65,610
Walt Disney Co.
2.65%, 01/13/31 (a)	251,000	226,686
3.38%, 11/15/26 (a)	43,000	42,451
3.60%, 01/13/51 (a)	165,000	121,338
4.75%, 11/15/46 (a)	26,000	23,219
6.65%, 11/15/37 (a)	167,000	189,455
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	1,272,000	1,120,886
5.05%, 03/15/42 (a)	111,000	88,723
5.14%, 03/15/52 (a)	108,000	78,722
5.39%, 03/15/62 (a)	108,000	77,952
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	43,000	42,842
Wells Fargo & Co.
4.15%, 01/24/29 (a)	319,000	314,327
4.75%, 12/07/46 (a)	359,000	302,580
5.88%, 06/15/25 (a)(b)	638,000	637,904
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	403,000	402,146
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	720,000	686,938
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	359,000	267,469
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	840,000	826,283

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	23

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	$422,000	$378,407
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	582,000	591,620
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	424,000	429,525
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	509,000	549,216
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	191,000	182,397
Williams Cos., Inc.
3.75%, 06/15/27 (a)	41,000	40,301
4.85%, 03/01/48 (a)	92,000	79,474
4.90%, 01/15/45 (a)	216,000	190,333
5.30%, 08/15/52 (a)	158,000	144,869
5.40%, 03/04/44 (a)	30,000	28,295
Willis North America, Inc.
3.88%, 09/15/49 (a)	172,000	125,904
Workday, Inc.
3.50%, 04/01/27 (a)	302,000	296,081
3.70%, 04/01/29 (a)	603,000	580,852
Zoetis, Inc.
3.00%, 09/12/27 (a)	48,000	46,396
3.90%, 08/20/28 (a)	112,000	109,947
5.60%, 11/16/32 (a)	561,000	584,315
		289,532,847
Non-Agency Collateralized Mortgage Obligations - 5.6%
Bank
3.18%, 09/15/60	15,146,041	14,585,990
4.41%, 11/15/61 (b)	6,314,235	6,236,736
BPR Trust 1 mo. Term SOFR + 1.90%
6.22%, 04/15/37 (b)(g)	2,278,195	2,278,193
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	2,970,275	2,725,086
CD Mortgage Trust
2.91%, 08/15/57	5,408,087	4,913,427
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	$2,173,372	$2,031,423
COMM Mortgage Trust
3.92%, 10/15/45 (g)	1,125,870	1,052,642
GS Mortgage Securities Trust
2.75%, 09/10/52	9,681,827	8,972,392
3.05%, 11/10/52	4,724,230	4,360,843
4.14%, 03/10/51 (b)	1,926,765	1,812,382
4.42%, 11/10/48 (b)	2,414,918	1,952,683
Impac CMB Trust (5.15% fixed rate until 04/25/25; 0.83% + 1 mo. Term SOFR thereafter)
5.15%, 10/25/34 (b)	48,777	48,147
JPMBB Commercial Mortgage Securities Trust
4.58%, 11/15/48 (b)	1,605,514	689,272
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	9,408	373
Morgan Stanley Bank of America Merrill Lynch Trust
0.48%, 03/15/48 (b)(c)	689,117	132
		51,659,721
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38	1,360,000	1,301,246
Total Bonds and Notes (Cost $949,047,000)		905,553,155
Total Investments in Securities (Cost $949,047,000)		905,553,155
	Number of Shares
Short-Term Investments - 20.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (a)(h)(i) (Cost $184,252,272)	184,252,272	184,252,272
Total Investments (Cost $1,133,299,272)		1,089,805,427
Liabilities in Excess of Other Assets, net - (18.3)%		(168,390,191)
NET ASSETS - 100.0%		$921,415,236

See Notes to Schedules of Investments and Notes to Financial Statements.
24	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$74,000	1.00%/ Quarterly	06/20/30	$(1,309,800)	$(1,306,972)	$(2,828)
The Fund had the following long futures contracts open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2025	209	$25,720,063	$25,550,250	$(169,813)
U.S. Long Bond Futures	June 2025	33	3,873,375	3,870,281	(3,094)
2 Yr. U.S. Treasury Notes Futures	June 2025	43	8,880,508	8,908,391	27,883
5 Yr. U.S. Treasury Notes Futures	June 2025	1,104	118,293,891	119,322,119	1,028,228
10 Yr. U.S. Treasury Ultra Futures	June 2025	276	31,383,422	31,498,500	115,078
					$998,282
The Fund had the following short futures contracts open at March 31, 2025:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2025	63	$(6,947,078)	$(7,006,781)	$(59,703)
During the period ended March 31, 2025, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$237,732,690	$17,198,012	$59,246,375

(a)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	25

State Street Income Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to $44,412,807 or 4.82% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$290,221,398	$—	$290,221,398
Agency Mortgage Backed	—	265,933,856	—	265,933,856
Agency Collateralized Mortgage Obligations	—	6,809,088	—	6,809,088
Asset Backed	—	94,999	—	94,999
Corporate Notes	—	289,532,847	—	289,532,847
Non-Agency Collateralized Mortgage Obligations	—	51,659,721	—	51,659,721
Municipal Bonds and Notes	—	1,301,246	—	1,301,246
Short-Term Investments	184,252,272	—	—	184,252,272
Total Investments in Securities	$184,252,272	$905,553,155	$—	$1,089,805,427
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(2,828)	$—	$(2,828)
Long Futures Contracts - Unrealized Appreciation	1,171,189	—	—	1,171,189
Long Futures Contracts - Unrealized Depreciation	(172,907)	—	—	(172,907)
Short Futures Contracts - Unrealized Depreciation	(59,703)	—	—	(59,703)
Total Other Financial Instruments	$938,579	$(2,828)	$—	$935,751

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	160,685,227	$160,685,227	$148,341,525	$124,774,480	$—	$—	184,252,272	$184,252,272	$3,738,676
See Notes to Schedules of Investments and Notes to Financial Statements.
26	State Street Income Fund

State Street U.S. Core Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Six Months Ended 3/31/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)	Year Ended 12/31/19(a)(b)
Net asset value, beginning of period	$84.61	$63.05	$56.53	$76.83	$66.39	$57.30	$46.05
Income/(loss) from investment operations:
Net investment income	0.41(d)	0.82(d)	0.75(d)	0.77(d)	0.54(d)	0.77(d)	0.78(d)
Net realized and unrealized gains/(losses) on investments	(2.87)	23.36	11.20	(11.27)	9.90	12.86	14.07
Total income/(loss) from investment operations	(2.46)	24.18	11.95	(10.50)	10.44	13.63	14.85
Less distributions from:
Net investment income	(1.00)	(0.85)	(0.81)	(0.77)	—	(0.81)	(0.77)
Net realized gains	(13.12)	(1.77)	(4.62)	(9.03)	—	(3.73)	(2.83)
Total distributions	(14.12)	(2.62)	(5.43)	(9.80)	—	(4.54)	(3.60)
Net asset value, end of period	$68.03	$84.61	$63.05	$56.53	$76.83	$66.39	$57.30
Total Return(e)	(4.04)%(f)	39.34%	22.53%	(16.76)%	15.73%(f)	23.82%	32.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,217,030	$5,761,823	$5,869,302	$5,198,625	$6,795,684	$6,229,783	$5,541,415
Ratios to average net assets:
Net expenses	0.14%(g)	0.14%	0.14%	0.16%	0.15%(g)	0.14%	0.14%
Gross expenses	0.14%(g)	0.14%	0.14%	0.16%	0.15%(g)	0.14%	0.14%
Net investment income	1.05%(g)	1.11%	1.23%	1.11%	0.99%(g)	1.29%	1.44%
Portfolio turnover rate	20%(f)	50%	38%	30%	27%(f)	37%	31%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2018 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	27

State Street Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Six Months Ended 3/31/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)	Year Ended 12/31/19(a)(b)
Net asset value, beginning of period	$10.14	$9.39	$9.69	$12.08	$12.42	$11.85	$11.14
Income/(loss) from investment operations:
Net investment income	0.19(d)	0.39(d)	0.33(d)	0.23(d)	0.17(d)	0.26(d)	0.31(d)
Net realized and unrealized gains/(losses) on investments	(0.29)	0.76	(0.26)	(2.02)	(0.29)	0.69	0.72
Total income/(loss) from investment operations	(0.10)	1.15	0.07	(1.79)	(0.12)	0.95	1.03
Less distributions from:
Net investment income	(0.20)	(0.40)	(0.37)	(0.27)	(0.22)	(0.34)	(0.32)
Net realized gains	—	—	—	(0.33)	—	(0.04)	—
Total distributions	(0.20)	(0.40)	(0.37)	(0.60)	(0.22)	(0.38)	(0.32)
Net asset value, end of period	$9.84	$10.14	$9.39	$9.69	$12.08	$12.42	$11.85
Total Return(e)	(0.98)%(f)	12.55%	0.57%	(15.48)%	(0.93)%(f)	8.20%	9.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$921,415	$980,079	$1,312,814	$1,432,739	$1,908,411	$2,084,815	$2,024,704
Ratios to average net assets:
Net expenses	0.21%(g)	0.19%	0.19%	0.20%	0.19%(g)	0.17%	0.17%
Gross expenses	0.21%(g)	0.19%	0.19%	0.20%	0.19%(g)	0.17%	0.17%
Net investment income	3.85%(g)	4.02%	3.34%	2.07%	1.85%(g)	2.16%	2.67%
Portfolio turnover rate	14%(f)(h)	52%(h)	32%(h)	48%(h)	59%(f)(h)	110%(h)	422%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2018 until May 24, 2021 is for the GE RSP Income Fund, which was reorganized into the State Street Income Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
(h)	The portfolio turnover calculated for the periods ended March 31, 2025, September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021 and December 31, 2020 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 118%, 257%, 262%, 163%, 134% and 304%, respectively.
The accompanying Notes are an integral part of these financial statements.
28	Financial Highlights

State Street Institutional Investment Trust
Statements of Assets and Liabilities — March 31, 2025 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Assets
Investments in unaffiliated securities, at fair value (cost $3,313,218,560 and $949,047,000, respectively)	$5,030,901,424	$905,553,155
Investments in affiliated securities, at fair value (cost $185,248,878 and $184,252,272, respectively)	185,248,878	184,252,272
Cash	63	305,140
Net cash collateral on deposit with broker for future contracts	5,927,232	—
Net cash collateral on deposit with broker for swap contracts and TBAs	—	1,408,257
Receivable for investments sold	55,087,214	—
Income receivables	2,135,996	6,088,788
Income receivable from affiliated investments	732,712	685,471
Receivable for accumulated variation margin on futures contracts	—	1,020,960
Prepaid expenses and other assets	4,942	842
Total assets	5,280,038,461	1,099,314,885
Liabilities
Distribution payable to shareholders	—	137,929
Net cash collateral on futures contracts due to broker	—	868,974
Payable for investments purchased	57,429,711	173,807,952
Payable for fund shares redeemed	3,779,815	1,206,530
Payable for accumulated variation margin on swap contracts	—	1,399,305
Payable for accumulated variation margin on futures contracts	342,241	—
Payable to the Adviser	545,177	101,406
Payable for custody, fund accounting and sub-administration fees	132,626	45,045
Accrued other expenses	778,851	332,508
Total liabilities	63,008,421	177,899,649

Net Assets	$5,217,030,040	$921,415,236
Net Assets Consist of:
Capital paid in	$3,247,775,448	$1,159,131,762
Total distributable earnings (loss)	1,969,254,592	(237,716,526)
Net Assets	$5,217,030,040	$921,415,236
Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	76,692,279	93,639,478
Net asset value per share	$68.03	$9.84
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	29

State Street Institutional Investment Trust
Statements of Operations — For the period ended March 31, 2025 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Investment Income
Income
Dividend	$30,928,014	$—
Interest	51,939	15,011,851
Income from affiliated investments	3,031,212	3,738,676
Less: Foreign taxes withheld	(7,559)	—
Total income	34,003,606	18,750,527
Expenses
Advisory and administration fees	3,418,310	601,121
Transfer agent fees	212,877	180,455
Trustees' fees	34,708	16,147
Custody, fund accounting and sub-administration fees	274,031	85,869
Professional fees	28,559	18,555
Other expenses	125,822	55,181
Total expenses	4,094,307	957,328
Net investment income (loss)	$29,909,299	$17,793,199
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$298,151,786	$(13,912,856)
Futures	(8,307,749)	(8,264,521)
Swap contracts	—	(209,172)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(534,047,170)	(6,454,872)
Futures	(338,144)	765,401
Swap contracts	—	152,742
Net realized and unrealized gain (loss) on investments	(244,541,277)	(27,923,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(214,631,978)	$(10,130,079)
The accompanying Notes are an integral part of these financial statements.
30	Statements of Operations

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street U.S. Core Equity Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$29,909,299	$72,904,988
Net realized gain (loss) on investments and futures	289,844,037	1,883,751,074
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(534,385,314)	227,036,108
Net increase (decrease) from operations	(214,631,978)	2,183,692,170
Distributions to shareholders:
Total distributions	(943,156,805)	(240,190,752)
Increase (decrease) in assets from operations and distributions	(1,157,788,783)	1,943,501,418
Share transactions:
Proceeds from sale of shares	18,813,489	67,474,849
Value of distributions reinvested	877,540,926	227,552,367
Cost of shares redeemed	(283,358,434)	(2,346,007,588)
Net increase (decrease) from share transactions	612,995,981	(2,050,980,372)
Total increase (decrease) in net assets	(544,792,802)	(107,478,954)
Net Assets
Beginning of period	5,761,822,842	5,869,301,796
End of period	$5,217,030,040	$5,761,822,842
Changes in Fund Shares
Shares sold	244,383	918,900
Issued for distributions reinvested	12,022,756	3,320,478
Shares redeemed	(3,673,524)	(29,229,914)
Net increase (decrease) in fund shares	8,593,615	(24,990,536)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	31

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street Income Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,793,199	$49,698,907
Net realized gain (loss) on investments, futures and swap contracts	(22,386,549)	(41,994,649)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(5,536,729)	131,450,618
Net increase (decrease) from operations	(10,130,079)	139,154,876
Distributions to shareholders:
Total distributions	(18,783,345)	(51,410,744)
Increase (decrease) in assets from operations and distributions	(28,913,424)	87,744,132
Share transactions:
Proceeds from sale of shares	20,313,664	19,873,233
Value of distributions reinvested	18,027,869	49,739,440
Cost of shares redeemed	(68,091,464)	(490,092,675)
Net increase (decrease) from share transactions	(29,749,931)	(420,480,002)
Total increase (decrease) in net assets	(58,663,355)	(332,735,870)
Net Assets
Beginning of period	980,078,591	1,312,814,461
End of period	$921,415,236	$980,078,591
Changes in Fund Shares
Shares sold	2,080,801	2,009,825
Issued for distributions reinvested	1,843,230	5,109,797
Shares redeemed	(6,976,070)	(50,254,503)
Net increase (decrease) in fund shares	(3,052,039)	(43,134,881)
The accompanying Notes are an integral part of these financial statements.
32	Statements of Changes in Net Assets

State Street Institutional Investment Trust
Notes to Financial Statements — March 31, 2025 (Unaudited)
1.Organization of the Funds
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2025, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street U.S. Core Equity Fund and the State Street Income Fund (each, a “Fund”  and collectively, the “Funds”).  Shares of the Funds may be purchased only by Eligible Investors, as defined in the Funds' prospectus, through General Electric Company’s defined contribution plan arrangement in a Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued
Notes to Financial Statements	33

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
34	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The State Street U.S. Core Equity Fund invests in real estate investments trusts (“REITs”). REITs determine the tax character of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital gains distributions at year end based on information provided by the REIT and/or SSGA FM estimates of such redesignations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
Distributions The State Street Income Fund declares investment income dividends daily and pays them monthly. The State Street U.S. Core Equity Fund declares and pays dividends from investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended March 31, 2025, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date
Notes to Financial Statements	35

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
5.Derivative Financial Instruments
Futures Contracts The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended March 31, 2025, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps During the period ended March 31, 2025, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount
36	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2025 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income Fund
Futures Contracts	$1,020,960	$—	$—	$—	$—	$1,020,960

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	$342,241	$—	$342,241
State Street Income Fund
Swap Contracts	$—	$—	1,399,305	$—	$—	$1,399,305

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	(8,307,749)	$—	$(8,307,749)
State Street Income Fund
Futures Contracts	$(8,264,521)	$—	$—	$—	$—	$(8,264,521)
Swap Contracts	—	—	(209,172)	—	—	(209,172)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	$(338,144)	$—	$(338,144)
Notes to Financial Statements	37

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income Fund
Futures Contracts	$765,401	$—	$—	$$—	$—	$765,401
Swap Contracts	—	—	152,742	—	—	152,742
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
State Street U.S. Core Equity Fund	0.12%
State Street Income Fund	0.13%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025 are disclosed in each Fund's Schedule of Investments.
7.Trustees' Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street U.S. Core Equity Fund	$—	$—	$1,117,270,964	$1,541,115,861
State Street Income Fund	71,171,242	137,420,310	32,120,126	45,686,443
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
38	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2024, SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Core Equity Fund	$3,527,494,893	$1,799,314,376	$111,002,020	$1,688,312,356
State Street Income Fund	1,138,419,238	7,732,229	55,410,289	(47,678,060)
10.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans during the period ended March 31, 2025.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
Notes to Financial Statements	39

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2025 (Unaudited)
market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
40	Notes to Financial Statements

State Street Institutional Investment Trust
Proxy Disclosure for Open-End Management Investment Companies March 31, 2025 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	106,202,253,380.880	923,236,109.062
Donna M. Rapaccioli	105,799,774,785.851	1,325,714,704.091
Margaret K. McLaughlin	106,028,299,665.201	1,097,189,824.741
George M. Pereira	105,597,348,911.734	1,528,140,578.208
Mark E. Swanson	106,504,504,254.819	620,985,235.123
Jeanne LaPorta	106,675,779,342.008	449,710,147.934
41

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosure for open-end management investment companies is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable to the Registrant.

(a)(3)	A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 2, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 2, 2025